Other Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				$ 129.1	$ 144.7
Accumulated Amortization				(64.8)	(84.7)
Net Carrying Amount				64.3	60.0
Impairment of internally-developed software		$ 9.1
Amortization expense on capitalized software				14.5	18.3	$ 20.9
Indefinite-lived Intangible Assets Acquired				4.5
Asset Impairment Charges				18.9	2.1	$ 72.0
North America Segment
Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired				0.0
Internally-developed software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				92.4	102.1
Accumulated Amortization				(48.5)	(65.8)
Net Carrying Amount				43.9	36.3
Other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				36.7	42.6
Accumulated Amortization				(16.3)	(18.9)
Net Carrying Amount				20.4	$ 23.7
VENEZUELA
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 1.0	$ 10.3	$ 9.3
Write-off of uncollectible accounts receivable				$ 0.4